Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding, beginning balance	25,992,747
Granted, Options	3,980,008
Exercised, Options	(7,614,500)
Canceled, Options	(2,085,495)
Number of Options, Outstanding, ending balance	20,272,760
Number of Options, Exercisable, ending balance	14,426,174
Weighted Average Exercise Price per Share, Outstanding, beginning balance	$ 19.84
Granted, Weighted Average Exercise Price per Share	$ 17.92
Exercised, Weighted Average Exercise Price per Share	$ 12.81
Canceled, Weighted Average Exercise Price per Share	$ 34.94
Weighted Average Exercise Price per Share, Outstanding, ending balance	$ 20.55
Weighted Average Exercise Price per Share, Exercisable, ending balance	$ 21.84
Weighted Average Remaining Contractual Term, Outstanding, ending balance	4 years 1 month 6 days
Weighted Average Remaining Contractual Term, Exercisable, ending balance	4 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, ending balance	$ 198
Aggregate Intrinsic Value, Exercisable, ending balance	$ 145